Financial Instruments - Non-Derivative (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents
Financial Instruments
Assets	$ 29,058,093	$ 27,452,265
Assets at fair value	29,058,093	27,452,265
Trade notes and accounts receivable, net
Financial Instruments
Assets	12,343,797	14,486,184
Assets at fair value	12,343,797	14,486,184
Warrants issued by UHI
Financial Instruments
Assets		33,775,451
Assets at fair value		33,775,451
Warrants issued by UHI | UHI
Financial Instruments
Assets		33,775,451
Assets at fair value		33,775,451
Long-term loan and interest receivable from GTAC
Financial Instruments
Assets	821,253	872,317
Assets at fair value	824,092	875,585
Long-term loan and interest receivable from GTAC | Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC")
Financial Instruments
Assets	821,253	872,317
Assets at fair value	824,092	875,585
Open Ended Fund
Financial Instruments
Assets	1,135,803	4,688,202
Assets at fair value	1,135,803	4,688,202
Other Equity Instruments
Financial Instruments
Assets	5,397,504	5,751,001
Assets at fair value	5,397,504	5,751,001
Senior Notes due 2025, 2032 and 2040
Financial Instruments
Liabilities	29,923,950	28,325,700
Liabilities at fair value	40,584,237	34,954,254
Senior Notes due 2045
Financial Instruments
Liabilities	19,949,300	18,883,800
Liabilities at fair value	24,282,886	19,739,047
Senior Notes due 2037 and 2043
Financial Instruments
Liabilities	11,000,000	11,000,000
Liabilities at fair value	9,238,435	8,986,870
Senior Notes due 2026 and 2046
Financial Instruments
Liabilities	23,939,160	22,660,560
Liabilities at fair value	31,811,792	26,645,193
Senior Notes Due 2049
Financial Instruments
Liabilities	14,961,975	14,162,850
Liabilities at fair value	18,978,667	15,364,426
Notes due 2027
Financial Instruments
Liabilities	4,500,000	4,500,000
Liabilities at fair value	5,035,860	4,656,375
Long-term notes payable to Mexican banks
Financial Instruments
Liabilities	19,602,893	22,845,382
Liabilities at fair value	19,801,142	23,012,707
Lease liabilities
Financial Instruments
Liabilities	9,292,351	9,363,520
Liabilities at fair value	$ 9,343,100	9,120,903
Other notes payable
Financial Instruments
Liabilities		1,324,063
Liabilities at fair value		$ 1,295,780